TAXES	12 Months Ended
Dec. 31, 2025
TAXES
TAXES

NOTE 14 — TAXES

Income tax

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gains. No Cayman Islands withholding tax is imposed upon payment of dividends by the Company to its shareholders.

British Virgin Islands

The Company is incorporated in the British Virgin Islands. Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

United States

In the financial year of 2025, the Company has three U.S. subsidiaries NewCo, Excelfin and Baird Medical LLC. NewCo is inactive holding company. Excelfin is holding company incurred loss in the financial year of 2025. Baird Medical LLC’s business is to sell MWA medical devices and is profitable in financial year of 2025. In the financial year of 2024, the Company has three U.S. subsidiaries NewCo, Excelfin and Baird Medical LLC. NewCo is inactive holding company. Excelfin is holding company incurred loss in the financial year of 2024. Baird Medical LLC’s business is to sell MWA medical devices but incurred loss in financial year of 2024. In the financial year of 2023, the Company has two U.S. subsidiaries Better Medical Merger Sub Inc. (“Merger Sub”) and Baird Medical LLC. Better Medical Merger Sub Inc. is an inactive holding company. Baird Medical LLC’s business is to sell MWA medical devices but had no sales in FY 2023. Therefore, there is income tax provision for Baird Medical LLC for the year ended December 31, 2025. And there is no income tax provision for NewCo and Excelfin for the years ended December 31, 2025, 2024 and 2023. The current federal statutory corporate income tax rate is 21%.State corporate income tax rates generally range from 0% to approximately 10%, depending on the specific state.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries had assessable profits derived in Hong Kong and provided for Hong Kong profit tax for the year ended December 31, 2025 and 2024; no such assessable profits arose and no Hong Kong profit tax was provided for the years ended December 31, 2023.

PRC

The Company’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, except for Nanjing Changcheng and Baide Suzhou who are registered as High and New-Tech enterprises according to the PRC tax regulations and entitled to a preferential tax rate of 15% for the years ended December 31, 2025, 2024 and 2023.

For qualified small and micro-sized enterprise, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%.

Certain subsidiaries of the Company have been qualified as “Small Profit Enterprises”. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million, approximately $417,391, of the assessable profit before tax is subject to the tax rate of 20%.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The components of the income tax provision are as follows:

	For the years ended
	December 31,
	2025	2024	2023
Current tax expense	$1,219,647	$1,456,416	$2,243,006
Deferred tax (benefit)/expense	(53,499)	32,774	(541,987)
Income tax provision	$1,166,148	$1,489,190	$1,701,019

The amount of income taxes paid net of refunds received disaggregated by jurisdiction for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the years ended
	December 31,
	2025	2024	2023
PRC	$836,584	$1,837,708	$2,644,786
Hong Kong	—	—	—
United States	—	—	—
Cayman Islands	—	—	—
	$836,584	$1,837,708	$2,644,786

(Loss)/income before income taxes is attributable to the following geographic locations for the years ended December 31, 2025, 2024 and 2023:

	For the years ended
	December 31,
	2025	2024	2023
Cayman Islands	$(4,072,239)	$—	$(15,080)
United States	235,302	(1,908,434)	—
Hong Kong	3,611,519	12,719	(733,151)
PRC	(26,149,558)	15,983,003	13,107,433
	$(26,374,976)	$14,087,288	$12,359,202

The reconciliations of the income tax expense for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended
	December 31,
	2024	2023
Income before income tax provision	$14,087,288	$12,359,202
Income tax expense at statutory tax rate	3,521,822	3,089,800
International tax rate difference	74,207	122,803
Effect of preferential tax rates	(1,613,427)	(1,336,931)
Non-deductible entertainment expenses	17,733	9,404
Other non-deductible expense	69,227	290,316
Research and development expense super-deduction	(926,155)	(521,977)
Changes in valuation allowance	345,783	47,604
Income tax provision	$1,489,190	$1,701,019

	For the years ended
	December 31, 2025
	US$	Percent
Net loss before income tax expense	(26,374,976)
Income tax at statutory tax rate	(6,593,744)	25.0%
International tax rate difference	680,501	(2.6)%
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	1,018,060	(3.9)%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(328,147)	1.2%
United States
Statutory tax rate difference between PRC and other jurisdictions	(9,412)	0.1%
Effect of preferential tax rates	2,658,748	(10.1)%
Changes in valuation allowance	105,424	(0.4)%
Nontaxable or nondeductible items
Non-deductible expenses
Entertainment expenses	123,679	(0.5)%
Entertainment expenses- PRC	112,759	(0.4)%
Entertainment expenses- United States	10,920	(0.1)%
Stock compensation	1,843,313	(7.0)%
Stock compensation- PRC	1,843,313	(7.0)%
Non-deductible expenses without valid invoices	2,676,729	(10.1)%
Non-deductible expenses without valid invoices- PRC	2,676,729	(10.1)%
Other adjustments
Research and development expense super-deduction	(328,502)	1.2%
Research and development expense super-deduction- PRC	(328,502)	1.2%
Income tax provision	1,166,148	(4.5)%

Deferred tax assets and liabilities

The significant components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Allowance for expected credit losses	$646,378	$552,486
Net operating loss carryforward	1,023,575	901,272
Lease liabilities	7,135	36,118
Total deferred tax assets	$1,677,088	$1,489,876
Less: Valuation allowance	(914,799)	(775,415)
Deferred tax assets, net	$762,289	$714,461
Deferred tax liabilities:
Right-of-use assets	8,758	45,238
Total deferred tax liabilities	$8,758	$45,238

The movement of valuation allowance for deferred tax assets for the years presented is as follows:

	As of December 31,
	2025	2024	2023
Beginning balance	$(775,415)	$(441,549)	$(405,796)
Increase in valuation allowance	(105,424)	(345,783)	(47,604)
Foreign exchange	(33,960)	11,917	11,851
Ending balance	$(914,799)	$(775,415)	$(441,549)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered some subsidiaries of the Group’s history of losses and concluded that it is more likely than not that these subsidiaries will not generate future taxable income prior to the expiration of their net operating losses. As a result, management assessed a valuation allowance of $914,799 and $775,415 as of December 31, 2025 and 2024 respectively.

Tax Payables

The Company’s tax payables consist of the following:

	As of December 31,
	2025	2024
VAT tax payable	$217,514	$358,792
Income tax payable	462,575	79,167
Other tax payables***	2,418,321	2,435,494
Total tax payables	$3,098,410	$2,873,453

Net Operating Loss Carry Forward:	As of December 31,
	2025	2024
Location
PRC*	$4,905,372	$2,591,421
Hong Kong	—	1,022,574
United States**	1,374,297	1,888,111
Total	$6,279,669	$5,502,106
*

As of December 31, 2025 and 2024, there were approximately $6.3 million and $5.5 million of net operating loss carryforwards in certain subsidiaries, respectively. Net operating loss of PRC subsidiary will be expired, if unused. As of December 31, 2025, the Company had net operating loss carried forward from the PRC entities of $4,905,372.

The carry forward loss will be expired by, if not utilized
2026	$364,672
2027	312,535
2028	71,390
2029	830,930
2030	433,878
2032	1,016,370
2033	961,573
2034	571,561
2035	342,463
Total	$4,905,372

**	Net operating loss of $1,374,297 in United States has an expiration date of about 20 years.

*** As of December 31, 2024 and 2025, the Company recorded approximately $2.4 million and $2.4 million excise tax payable in other tax payables associated with 1% U.S. federal excise tax that could be imposed on ExcelFin in connection with redemptions by ExcelFin stockholders of Class A Common Stock in connection with the business combination.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025, the tax years ended December 31, 2019 through 2024 for the Company’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. The Company’s U.S. operations expose it to potential challenges by the Internal Revenue Service and state tax authorities in several areas, including the characterization of income, the deductibility of expenses, and the availability of tax credits or incentives. Tax authorities may challenge its positions, leading to additional tax liabilities. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.